Note 7 - Revenue From Government Contract - 10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Notes to Financial Statements
Government Grants and Contracts [Text Block]
7.	Revenue from Government Contract

In June 2024, GeoVax was awarded a contract through the Rapid Response Partnership Vehicle (RRPV) to advance the clinical development of GEO-CM04S1, the Company’s next-generation COVID-19 vaccine. The RRPV is a consortium funded by the Biomedical Advanced Research and Development Authority (BARDA), part of the Administration for Strategic Preparedness and Response (ASPR) in the U.S. Department of Health and Human Services (HHS). The award was formalized through an agreement with Advanced Technology International (ATI), the RRPV’s consortium management firm (the “ATI-RRPV Contract”). On April 11, 2025, we received notification from ATI directing the Company to immediately cease all work and indicating that BARDA determined to terminate the contract for convenience to the government pursuant to terms contained in the ATI-RRPV Contract.

During the three-month and nine-month periods ended September 30, 2025, we recognized revenue of $-0- and $2,489,145, respectively, associated with the ATI-RRPV Contract, as compared to $2,789,484 and $3,090,161, respectively, for the same periods in 2024.

10.	Revenue from Government Contract

In June 2024, GeoVax was awarded a contract through the Rapid Response Partnership Vehicle (RRPV) to advance the clinical development of GEO-CM04S1, the Company’s next-generation COVID-19 vaccine. The RRPV is a consortium funded by the Biomedical Advanced Research and Development Authority (BARDA), part of the Administration for Strategic Preparedness and Response (ASPR) in the U.S. Department of Health and Human Services (HHS). Under the agreement with Advanced Technology International, the RRPV’s consortium management firm (the “ATI-RRPV Contract”), GeoVax will sponsor a 10,000-participant, randomized, Phase 2b double-blinded study to assess the clinical efficacy, safety, and immunogenicity of GEO-CM04S1 compared with a U.S. Food and Drug Administration (FDA)-approved mRNA COVID-19 vaccine.

The direct award to GeoVax, currently approximately $26.2 million and which may increase to as much as $45 million, is funding the manufacturing of clinical materials and support for the Phase 2b clinical trial, including regulatory activities. BARDA has made a separate award through its Clinical Studies Network to fully fund the execution of the study by Allucent, a global clinical research organization; the funding provided directly to Allucent will not be recognized in GeoVax’s financial statements. During 2024, GeoVax recognized revenue of $3,954,546 associated with the ATI-RRPV Contract. We record revenue associated with this contract as the reimbursable costs are incurred.